Regulatory Matters (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 02, 2013	Dec. 31, 2012
Regulatory Matters (Textual) [Abstract]
Period of Retained Earnings For Restriction of Dividend		2 years
Provision for dividend to the Company	$ 6.2
Maximum percentage of secured loans of Bank's common stock and capital surplus		10.00%